PREPAIDS AND DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF PREPAID EXPENSES AND DEPOSITS
	December 31, 2025	December 31, 2024
Insurance	$526,555	$370,609
Prepaid other	214,493	112,439
Deposits	4,016,052	241,465
	$4,757,100	$724,513